Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)		Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income /(losses)	Retained earnings	Total
Balance at Dec. 31, 2018			¥ 921,703,448	¥ (4,566,518)	¥ 2,127,501,707	¥ 3,045,555,380
Balance (in Shares) at Dec. 31, 2018		916,743
Net income					534,643,942	534,643,942
Foreign currency translation adjustment				3,965,185		3,965,185
Unrealized losses on investment securities				(1,518,079)		(1,518,079)
Share-based compensation			15,886,067			15,886,067
Balance at Dec. 31, 2019			937,589,515	(2,119,412)	2,662,145,649	3,598,532,495
Balance (in Shares) at Dec. 31, 2019		916,743
Cumulative effect from change in accounting policies	[1]				(17,870,376)	(17,870,376)
Cumulative effect from change in accounting policies (in Shares)	[1]
Net income					114,852,526	114,852,526
Foreign currency translation adjustment				(16,166,094)		(16,166,094)
Unrealized losses on investment securities				(171,040)		(171,040)
Share-based compensation			62,073,367			62,073,367
Balance at Dec. 31, 2020			999,662,882	(18,456,546)	2,759,127,799	3,741,250,878
Balance (in Shares) at Dec. 31, 2020		916,743
Net income					65,207,464	65,207,464
Foreign currency translation adjustment				(6,936,969)		(6,936,969)
Share-based compensation			18,766,367			18,766,367
Balance at Dec. 31, 2021			¥ 1,018,429,249	¥ (25,393,515)	¥ 2,824,335,263	¥ 3,818,287,740
Balance (in Shares) at Dec. 31, 2021		916,743

[1]	We adopted CECL effective January 1, 2020. For additional information, see Note 2 (Summary of Significant Accounting Policies) for more information.